Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes paid (refund) [abstract]
Summary of income tax credit

	2025	2024
Enterprise Income Tax ("EIT")	$—	$—

Schedule of reconciliation between tax credit credited to profit or loss and accounting loss
The income tax expense for the year can be reconciled to the profit before tax per the statement of profit or loss and other comprehensive income as follows:

	2025	2024
Profit before tax	$5,804,192	$4,472,893
Tax at the domestic rate of 16.5% (Note)	957,692	738,027
Tax effect of income not taxable for tax purposes	(4,577,504)	(5,178,539)
Tax effect of expenses not deductible for tax purposes	208,014	843,431
Tax effect of deductible temporary differences not recognized	197,756	275,759
Tax effect of tax losses not recognized	4,274,704	4,425,036
Effect of different tax rates of subsidiaries operating in other jurisdictions	(1,060,662)	(1,103,714)
Income tax expense for the year	$—	$—